Letter of Transmittal


       U.S. Securities and Exchange Commission
       Filing Desk
       450 5th. St., N.W.
       Washington, DC 20549

       Re: East End Mutual Funds, Inc.
           CIK No. 0000920261
           File Nos. 811-8408


    Commissioners:

    Filed herewith on EDGAR in accordance with the provisions of Regulation S-T is post Effective Amendment No. 2 to the captioned Funds's Registration Statement on Form N1-A. Changes have been marked in
    accordance  with  Regulation   310   the  Articles  of Incorporation,
    By-Laws and Investment Management agreement are incorporated by reference.


                                   Very Truly Yours


                                   Aristides M. Matsis


                             EAST END MUTUAL FUNDS,INC.
                              POST EFFECTIVE AMENDMENT



       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 9/26/97
                               FILE NO:  811-8408

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/


       Post-Effective Amendment    No.  /_2_/

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY      /X/
       ACT OF 1940

                            Amendment No. 2

                    (Check appropriate box or boxes.)

                        EAST END MUTUAL FUNDS, INC.
            (Exact name of Registrant as Specified in Charter)
                         736 West End Avenue, Suite 3A
                         New York, New York 10025-6245
                    (Address of Principal Executive Office)
                 Registrant's Telephone Number, including Area Code:
                                  212-666-0289

                 ARISTIDES M. MATSIS, 736 WEST END AVENUE, SUITE 3A
                            NEW YORK, NEW YORK 10025-6245
                      (Name and Address of Agent for Service)

                       Please send a copy of communications to:
                                Aristides M.Matsis
                              736 West End Avenue, Ste. 3A
                         New York, New York 10025
                                  212-666-0289

                ANNUAL REGISTRATION STATEMENT PURSUANT TO RULE 485

       It is proposed that this filing will become effective immediately upon filing.

       A Rule 24f-2 Notice for the year ended June 30, 1997 was filed on August 27,1997



                                   FORM N-1A

                             CROSS REFERENCE SHEET

       Form N-1A Part A

       ITEM NO.                      PROSPECTUS LOCATION

       1.   Cover Page     .    .    Cover Page


       2.   Synopsis  .    .    .    Shareholder Transaction
                                     Expenses

       3.   Condensed Financial
            Information   .    .     Per Share Table


       4.  General Description of
           Registrant     .    .    Investment Objective of the
                                    Fund; Investment Policies of
                                    the Fund; Other Investment
                                    Policies; Investment Risks;
                                    Who Should Invest; General
                                    Information; Dividends and
                                    Distributions; Taxation

       5.  Management of the
           Fund .    .    .    .    Management's Experience;
                                    How the Fund is Managed;
                                    Fund Service Providers

       5A. Management Discussion of
           Fund Performance         Management Discussion of
                                    Fund Performance

       6.  Capital Stock and
           Other Securities    .    General Information

       7.  Purchase of Securities
           Being Offered  .    .    How to Invest in the Fund;
                                    How Net Asset Value is Determined
                                    Plan of Distribution;

       8.  Redemption or
           Repurchase               How to Sell (Redeem) Your Shares


                                    FORM N-1A PART B


                      LOCATION IN STATEMENT OF ADDITIONAL INFORMATION

       ITEM NO.

       9.  Pending Legal
           Proceedings    .    .    .    None

       10. Cover Page     .    .    .    Cover Page

       11. Table of Contents   .    .    Table of Contents

       12. General Information and       The Company; Description of
           History   .    .    .         Predecessor Company and the
                                         Management; Independent
                                         Auditors

       13.Investment Objectives          Investment Objective and
          and Policies   .    .         .Policies; Investment
                                         Restrictions

       14. Management of the Fund .    . Investment Manager; Directors
                                         and Officers

       15. Control Persons and           Control Persons and Principal
           Principal Holders             Holders of Securities
           of Securities  .    .

       16. Investment Advisory           The Investment Manager
           and Other                     Independent Auditors
           Services  .    .    .         See item "Fund Service
                                         Providers" in Prospectus

       17. Brokerage Allocation          Execution of Portfolio
                                         Transactions

       18. Capital Stock and Other
           Securities     .    .         See "General Information" in
                                         Prospectus

       19. Purchase, Redemption and      Additional Purchase and
           Pricing of Securities         Redemption Information
           Being Offered  .    .         Distribution Plan



                       FORM N-1A PART B (Continued)

       20. Tax Status     .    .    .    Tax Information
                                         Tax Distributions of Dividends

       21. Underwriters   .    .         Not Applicable

       22. Calculations of Performance
           Data                          Measuring Performance

       23. Financial Statements     .    Independent Auditors' Report;
                                         Schedule of Investments 6/30/97;
                                         Statement of Assets and Liabilities
                                         6/30/97; Notes to Financial Statement
                                         6/30/97





                                        PART C

                                   OTHER INFORMATION

 Item 24.  Financial Statements
           and Exhibits

           (a)  Financial Statements

                Schedule of Investments 6/30/97
                Statement of Assets and Liabilities 6/30/97


           (b)  Exhibits                                    Exhibit No.

                (1)  copies of the Charter as now
                     in effect;

                     Articles of Incorporation                1*
                (2)  copies of the existing bylaws
                     or instruments corresponding
                     thereto;

                     Copy of Bylaws                           2*

                (3)  copies of any voting trust              None
                     agreement with respect to
                     more than 5 percent of any
                     class of equity securities
                     of the Registrant;

                (4)  copies of all instruments             Article VI
                     defining the rights of holders        Section (e)
                     of the Securities being               of Exhibit
                     registered including where               No. 1
                     applicable, the relevant
                     portion of the Articles of
                     Incorporation or bylaws of the
                     Registrant;

                 (5) copies of all investment
                     advisory contracts relating to
                     the management of the assets
                     of the Registrant;

                     Form of Investment Management               5*
                     Agreement between East End
                     Mutual Funds, Inc. with
                     respect to The Capital
                     Appreciation Series and East
                     End Investment Management Company;

                (6)  copies of each underwriting or              16*****
                     distribution contract between
                     the Registrant and a principal
                     underwriter, and specimens or
                     copies of all agreements between
                     principal underwriters and dealers;

                (7)  copies of all bonus, profit                 None
                     sharing, pension or other similar
                     arrangements wholly or partly for
                     the benefit of directors or
                     officers of the Registrant in
                     their capacity as such; any such
                     plan that is not set forth in a
                     formal document, furnish a
                     reasonably detailed description thereof;

                (8)  copies of all custodian
                     agreements and depository
                     contracts under Section 17(f)
                     of the 1940 Act with respect
                     to securities and similar
                     investments of the Registrant,
                     including the schedule of remuneration;

                     Form of Custodian Agreement             8***
                     between East End Mutual Funds,
                     Inc. and The Provident Bank;

                 (9)  copies of all other material contracts
                     not made in the ordinary course
                     of business which are to be
                     performed in whole or in part at
                     or after the date of the filing of
                     the Registration Statement;

                     (a)  Transfer Agency and Service        9(a)***
                          Agreement between East End
                          Mutual Funds, Inc. and
                          East End Investment Management
                          Company;

                     (b)  Pricing of Portfolio                9(b)***
                          Agreement between East End
                          Mutual Funds, Inc. and
                          East End Investment Management
                          Company;

                     (c)  Administration Agreement for        9(c)***
                          Reporting and Accounting
                          Services between East End Mutual
                          Funds, Inc. and East End
                          Investment Management Company.

                (10) an opinion and consent of counsel       10****
                     as to the legality of the securities
                     being registered, indicating whether
                     they will, when sold, be legally
                     issued, fully paid and non-assessable;

                (11) copies of any other opinions,
                     appraisals or rulings and consents
                     to use thereof relied on in the
                     preparation of this Registration
                     Statement and required by Section 7
                     of the 1933 Act.

                     (a)  Independent Auditors Report

   11(a)*****

                     (b)  Consent of Independent Public

   11(b)*****
                          Accountants

                 (12) all financial statements                None
                     omitted from Item 23;

                 (13) copies of any agreements or             None
                     understandings made in
                     consideration for providing the
                     initial capital between or among
                     the Registrant, the underwriter,
                     adviser, promoter, or initial
                     stockholders and written assurances
                     from promoters or initial shareholders
                     that their purchases were made for
                     investment purposes without any
                     present intention of redeeming or
                     reselling;

                (14) copies of the model plan used in the
                     establishment of any retirement plan
                     in conjunction with which Registrant
                     offers its securities, any instructions
                     thereto and any other documents making
                     up the model plan.  Such form(s) should
                     disclose the costs and fees charged in
                     connection therewith;

                     Master Retirement Plan                  14(a)***
                     Master Retirement Plan - Profit Sharing
                     Adoption Agreement                      14(b)***
                     Master Retirement Plan - Money Purchase
                     Adoption Agreement                      14(c)***
                     Simplified Employee Pension Plan
                     Adoption Agreement                      14(d)***
                     Self Directed Individual Retirement
                     Account                                 14(e)***
                     Standardized Paired Profit Sharing
                     Plan with Trust Agreement               14(f)***

                (15) copies of any plan entered into
                     by Registrant pursuant to Rule 12b-1
                     under the 1940 Act, which describes
                     all material aspects of the
                     financing of distribution of
                     Registrant's shares, and any agreements
                     with any person relating to implement-
                     ation of such Plan;

                     Form of Plan of Distribution            15(a)**
                     to be adopted by East End Mutual          (b)(ii) ***
                     Funds, Inc. with respect to the
                     Capital Appreciation Series;

                     Form of Agreement Pursuant to           15(b)***
                     Plan of Distribution between        Form of Selling
                     East End Mutual Funds, Inc. with   Agreement 15(b)(ii)
                     respect to the Capital Appreciation        *****
                     Series and East End Investment
                     Management Company;

                (16) Schedule for computation                 16 *****
                     of each performance quotation
                     provided in the Registration
                     Statement in response to Item 22
                     (which need not be audited);

    * These Exhibits were filed with Registration Statement - 6/2/94. ** This Exhibit was filed with Pre-Effective Amendment No. 2 - 9/14/94. *** This Exhibit was filed with Pre-Effective Amendment No. 3 - 1/25/95. **** This Exhibit was filed with Post-Effective Amendment No.1 - 5/4/95 *****This Exhibit was filed with Post-Effective Amendment No.2 -9/19/97


 Item 25.  Persons Controlled by or Under Common Control With Registrant

 See Caption "Control Persons and Principal Holders of Securities" in the Statement of Additional Information

 Item 26.  Number of Holders of Securities

           (a)  Title of Class

                Common Capital Stock, $.001 par value

           (b)  Number of Record Holders

                3


 Item 27.  Indemnification

 (a) General. The Articles of Incorporation (the "Articles") of the Corporation provide that to the fullest extent permitted by
 Maryland statutory and decisional law and the Investment Company Act of 1940, no director or officers of the Corporation shallbe personally liable to the Corporation or its shareholders for money damages.

 The Articles further provide that the Corporation shall indemnify

 (1) its directors and officers, whether serving the corporation, or at its request, any other entity, to the full extent permitted or required by the general laws of the State of Maryland now or hereafter in force, including the advancing of expenses under the procedures and to the full extent permitted by law, and

 (2) its other employees and agents,to such extent as shall be authorized by the Board of Directors, the Corporation's
 By-Laws and permitted by law. The foregoing rights indemnifi-cation are not exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out the indemnification provisions and is expressly empowered to adopt, approve, and amend, from time to time, such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

 The Articles further provide that no amendment of the Articles of Incorporation shall limit or eliminate the right to indemnification provided, with respect to acts or omissions occurring prior to such amendment. Nothing contained in the Articles shall be construed to authorize the Corporation to indemnify any officer or director of the Corporation against any liability to the Corporation or to any hold-ers of securities of the Corporation to which he or she is subject by reason of willful malfeasance,bad faith,gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940.

 The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

 (b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct

 The By-Laws provide that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "int-erested persons" of the Corporation as defined in Section 2(a)(19)
 of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

 (c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circum-stances because the requisite standard of conduct has been met.

 (d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appro-priate jurisdiction may order indemnification under certain cir-cumstances.

 (e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition there-of to the fullest extent permissible under Maryland law. In accord-ance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corp-oration shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts,that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by:(i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

 (f) Insurance. The By-Laws provide that, to the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

 (g) Public Policy Presumption under the Securities Act of 1933 and Undertaking Pursuant to Rule 484(b)(1) under the 1933 Act. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Registrant's By-Laws or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

   In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 Item 28.  Business and Other Connections of Investment Adviser

 Aristides M.Matsis and Michael A.Matsis are principals in Matsis Associates which is a company that was engaged in the business of owning and operating restaurants.In addition, both have been managing a trust and in connection therewith have been investing and reinvesting the trust assets.

 Item 29.  Principal Underwriter

           The Fund does not have a principal underwriter

 Item 30.  Location of Accounts and Records

          The books and records of the Fund, are maintained at East End Investment Management Company, 736 West End Avenue, Suite 3A, New York,NY 10025.

 Item 31.  Management Services

           There are no management service contracts not described in Part A or Part B of this Form N-1A

 Item 32.  Undertakings

           (a) Registrant agrees that the Directors of East End Mutual, Funds, Inc. will promptly call a meeting of shareholders for the purpose of acting upon questions of removal of a director or directors, when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.


                                     SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post Effective Registration to the Statement to be signed on its behalf by the undersigned, hereunto duly authorized in New York, New York, on the 15th. day of September, 1997.

                                           EAST END MUTUAL FUNDS, INC.


                                    BY:    /s/ Aristides Matsis
                                                 President




                        INDEPENDENT AUDITOR'S REPORT



       To the Shareholders and
       Board of Directors of the
       East End Mutual Funds, Inc.
       Capital Appreciation Series

              We have audited the accompanying statement of assets and liabilities of East End Mutual Funds, Inc. - Capital Appreciation Series, including the schedule of investments owned, as of June 30, 1996 and the related statements of operations, changes in net assets, and the financial highlights for the period from October 2,1995 (commencement of operations) to June 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

               We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

              In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of East End Mutual Funds, Inc. - Capital Appreciation Series as of June 30, 1996 the results of its operations, the changes in net assets, and the financial highlights for the period from October 2, 1995 (commencement of operations) to June 30, 1997, in conformity with generally accepted accounting principles.


       Abington,Pennsylvania               Sanville & Company
       August 13, 1997                     Certified  Public  Accountants


       1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

              Organization: East End Mutual Funds, Inc. - Capital Appreciation Series (the "Fund") is a series of East End Mutual Funds, Inc. (the "Company"), a Maryland Corporation, is a diversified, open end management investment company registered under the Investment Company Act of 1940, as amended.

              The following is a summary of significant accounting policies followed by the Fund.

             Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the supervision of the Company's Board of Directors in accordance with methods which have been authorized by the Board. Short term debt obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

             Securities Transactions and Investment Income: Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date.

              Interest   income  is  determined  on  the  accrual  basis.
       Discount on fixed income securities is amortized.

              Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

             Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes will be required in the financial statements.

              Deferred Organization Expenses: East End Investment Management Company (the "Manager") has paid the deferred organization expenses of the Fund. The deferred organization expenses will be amortized over a period not exceeding five years once the Fund has the ability to amortize the expenses and not exceed the most restrictive annual expense limitation (see
       Note 2). The Manager will be repaid at the rate in which the deferred organization expenses are amortized. In the event that the Manager (or any subsequent holder) redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro-rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that the Fund is liquidated prior to the end of the five-year period, the Manager (or any subsequent holder) shall bear the unamortized deferred organization expenses.


           East End Mutual Funds, Inc. - Capital Appreciation Series

                     NOTES TO FINANCIAL STATEMENTS (Continued)

                                June 30, 1997

       2.   MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

             Under  the terms of the investment management agreement, the
       Manager has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund. The Manager will receive a fee, payable monthly, for the performance of its services at an annual rate of 1% on the first $500 million of average daily net assets, .75% in excess of $500 million of average daily net assets. The fee will be accrued daily and paid monthly. A management fee of $2,330 was accrued but none paid for the period ended June 30, 1997.

              In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares, the fees payable to the Manager will be deferred to the extent of such excess, and the Manager may voluntarily advance money for expenses in order to keep the Fund's annual expenses at or below the maximum allowable amount. The manager reimbursed the Fund and advanced fees and expen-ses totalling $12,483 for the period ended June 30, 1997.

           Any deferrals or advances made by the Manager will be subject to recoupment by the Manager and reimbursement by the Fund within the following three fiscal years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable state expense limitations and further provided, that such payment would not adversely impact the Fund's tax status or otherwise have an adverse tax impact on the Fund or its shareholders. The Fund is contingently liable to the Manager subject to such recoupment in the amount of $12,483 for the year ended June 30, 1997 and $19,300 for the period ended June 30, 1996.

             The Manager will also provide transfer agency, and portfolio pricing services to the Fund. Under the terms of the Transfer Agency and Service Agreement, the Manager will charge a minimum annual fee of $15,000 to the Fund. The terms of the Portfolio Pricing Agreement provide for an annual fee of $12,000. In addition, the Manager will also provide administrative services, accounting services, financial reporting services, tax accounting services and compliance control services. The Manager will charge a minimum annual fee of $38,000 for these additional services. The Manager did not charge the Fund for any of these above services for the period ended June 30, 1997.

             The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares. The Fund may incur distribution expenses of up to .50% of average daily net assets. A distribution fee of $611 was accrued but none paid for the period ended June 30, 1997.

             Certain officers and directors of the Fund are officers and directors of the Manager.


       3.   INVESTMENT TRANSACTIONS

             Purchases  and  sales  of  investment  securities (excluding
       short-term   securities)   for   the  year ended June 30,1997 were
       $87,535 and $47,661 respectively.

       At June 30,1997, net unrealized appreciation for Federal income tax purposes aggregated $20,773 of which $52,711 related to unreal-ized appreciation of securities and $31,939 related to unrealized depreciation of securities. The cost of investments at June 30,1996 for Federal income tax purposes was $175,936.
       $156,680.


                 CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

       We consent to the use of our report, dated August 13,1997,on the annual financial statements and financial highlights of the East End Mutual Funds, Inc, Capital Appreciation series, which is inc-luded in Part A and Part B in Post Effective Amendment No.2 to Registration Statement under the Securities Act of 1933 and inc-luded in the Prospectus and Statement of Additional Information as specified, and to the reference made to us under the caption "Independent Auditors" in the Statement of Additional Information.


       Abington, Pennsylvania              Sanville & Company
       September 12,1997                   Certified Public Accountants


       Dear Fellow Shareholders:

       Last year was difficult compared to thr returns of the prior year
       31.76 versus (17.87) percent. At the beginning of the year the marke rotated from purchasing medium capitization equities favored by the manager into large.

       Market sentiment reversed in April and the Fund gained 16.44% from the low in March to the year end in June. As of this writing the upward trend continues and the manager believes this will continue for the near term if not further.

       Medium capitalization stocks are good values at this time which is fueling the Funds gains.

       Going forward the management will take advantage of the good values present in the market at this time and looks forward to a good year.


       August 10,1997

                                              \s\ Aristides Matsis
                                                  President






                      THE FOLLOWING UPDATES THE PROSPECTUS

     Page
       1  Prospectus date is September 26,1997
       1 Statement of Additional Information date is September 26,1997 2 The following example illustrates the expenses that you would incur on a $1,000 investment over various periods assuming
          (1) a 5% annual rate of return and (2) redemption at the end of each period.

    1 Year  $50.82  3 Years $152.33  5 Years  $253.68  10 Years  $505.88


             EAST  END  MUTUAL  FUNDS, INC.-CAPITAL APPRECIATION SERIES
                             Schedule of Investments
                                  June 30,1997

         COMMON STOCKS - 83.7%                    Shares     Value
          Banking/Finance - 6.2%
           FirstPlus Financial Group                430    $ 14,620

          Computer Hardware - 11.2%
           Bay Networks Inc. *                      280       7,385
           Cascade Communications Corp.*            285       7,873
           Indentix Inc. *                        1,000      11,125
                                                             26,383
          Computer Peripherals - 23.0%
           Innovex Inc.                             350      10,194
           Iomega Corp. *                         1,710      33,986
           Western Digital Corp. *                  310       9,804
                                                             53,984
          Computer Services - 6.0%
           Inacom Corp. *                           450      14,006

          Computer Software - 2.5%
           Netscape Communications Corp. *          185       5,932

          Education - 1.0%
           The Learning Company Inc. *              250       2,312

          Leisure - 4.5%
           Coastcast Corp. *                        800      10,600

          Medical Care - 8.5%
           Oxford Health Plans Inc. *               280      20,090

          Medical Equipment - 9.6%
           Advanced Technology Labs *               400      17,200
           Imatron, Inc. *                        2,100       5,316
                                                             22,516
          Restaurants - 5.5%
           CKE Restaurants Inc.*                    410      12,966

          Telcommunications - 5.7%
           Vimpel Communications ADR*               350      13,330

             Total Investments - 83.7%                      196,709
             Cash and Other Assets less
             liabilities - 16.3%                             38,430
                                                          $ 235,139
         * Non income producing during the peroid

              The accompanying notes are an integral part of these
                              financial statements

           EAST END MUTUAL FUNDS, INC.-CAPITAL APPRECIATION SERIES
                       Statement of Assets and Liabilities
                                  June 30,1997

         ASSETS

         Investments in securities,at value
         (cost-$175,936)(Notes 1 and 3)                   $ 196,709
         Cash in money market account                        11,216
         Cash                                                   394
         Receivable for investment securities sold           26,667
         Dividends receivable                                    87
         Due from manager                                        66
         Deferred organization costs (Note 1)                28,989

         Total assets                                       264,128


         LIABILITIES

         Due to manager for deferred organization
         costs (Note 1)                                      28,989

         Total liabilities                                   28,989


         NET ASSETS                                         235,139

         Net assets consist of

         Capital paid-in                                    243,545
         Accumulated net realized loss on investments       (20,619)
         Net unrealized appreciation of investments          20,773
         Accumulated net investment loss                    ( 8,560)

         NET ASSETS                                         235,139

         NET ASSET VALUE PER SHARE
         (based on 22,732 shares outstanding-
         shares authorized with $.0001 per
         share par value)                                    10.34

              The accompanying notes are an integral part of these
                              financial statements

           EAST END MUTUAL FUNDS, INC.-CAPITAL APPRECIATION SERIES
                             Statement of Operations
                                  June 30,1997

         INVESTMENT INCOME

           Income
            Dividends                                    $   2,731

                        Total income                         2,731

           Expenses
            Investment management fees (Note 2)              2,330
            Distribution fees (Note 2)                         611
            Custodian fees                                   3,764
            Registration fees                                3,895
            Printing and postage fees                        2,201
            Audit fees                                       6,595
            Legal fees                                         907
            Insurance                                        1,329
            Taxes                                              100
            Other expenses                                   2,042

            Total expenses before reimbursement             23,774
            Reimbursement of expenses by manager
            (Note 2)                                       (12,483)

            Expenses, after reimbursement                   11,291

                         Net investment loss               ( 8,560)

         REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS

            Net realized (loss) on investments             (20,619)
            Change in net unrealized depreciation          (21,654)

            Net realized and unrealized (loss)
            on investments                                 (42,273)

            Net decrease in net assets resulting
            from operations                                (50,833)


              The accompanying notes are an integral part of these
                              financial statements

           EAST END MUTUAL FUNDS, INC.-CAPITAL APPRECIATION SERIES
                       Statement of Changes in Net Assets
                                  June 30,1997
                                                        For the period
                                                        October 2,1995
                                                        (commencement)
                                          Year Ended    of operations
                                           June 30,       to June 30,
                                            1997             1996

         INCREASE (DECREASE)IN NET ASSETS
           From operations
            Net investment loss         $ (  8,560)     $ (  1,524)
            Net realized(loss)/gain
            on investments                ( 20,619)         22,617
            Change in net unrealized
            (depreciation) appreciation
            on investments                ( 21,654)         42,427
            Net(decrease)/increase in
            net assets resulting from
            operations                    ( 50,833)         63,520

           Distributions to shareholders
            Net investment income             -               -
            Net realized gain($.937)
            and $.078, per share)         ( 19,557)       (  1,536)

               Total distributions        ( 19,557)       (  1,536)

         Share Transactions
            Net proceeds from sales
            of shares                       12,000         115,000
            Reinvestment of
            distributions                   19,557           1,536
            Cost of shares redeemed       ( 10,442)            -
            Net increase in net assets
            resulting from share
            transactions                    21,115         116,536
               Total(decrease)increase
               in net assets              ( 49,275)        178,520

         Net Assets
            Beginning of period            284,414         105,894
            End of period                  235,139         284,414

         Other information

           Shares:
            Sold                             1,103          10,463
            Issued in reinvestment
            of distributions                 1,912             149
            Redeemed                      (    995)            -
         Net increase                        2,020          10,612

              The accompanying notes are an integral part of these
                              financial statements

           EAST END MUTUAL FUNDS, INC.-CAPITAL APPRECIATION SERIES
                              Financial Highlights
             Selected Data For A Share Of Capital Stock Outstanding
                              Throughout Each Period

                                                        For the period
                                                        October 2,1995
                                                        (commencement)
                                          Year Ended    of operations
                                           June 30,       to June 30,
                                            1997             1996

         Per Share Operating Performance
         Net Asset Value, Beginning of
         Period                           $ 13.730       $  10.480

         Income Fom Investment
         operations:
         Net Investment Loss              ( 0.370)         (0.007)
         Net Realized and Unrealized
         Gain(loss) on investments        ( 2.083)          3.335

         Total From Investment
         Operations                       ( 2.453)          3.328
         Less Distributions:
         Distributions from Net
         Realized Gain                      0.937           0.078

         Total Distributions                0.937           0.078

         Net Asset Value,
         End of Period                     10.340          13.730

         Total Return                     (17.870)%        31.760%

         Ratios/Supplemental Data:

         Ratio of Expenses(After Re-
         imbursement) to Average Net
         Assets                             4.840%          2.770  *
         Ratio of Net Investment Loss
         to Average Net Assets            ( 3.670)%       ( 0.910)%*
         Portfolio Turnover Rate(%)        26.980 %        65.810 %
         Average Commission rate        $   0.050        $  0.060
         Net Assets,End of Period       $ 235,139       $ 284,414

         * annualized

              The accompanying notes are an integral part of these
                              financial statements